Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Compensation [Abstract]
Schedule of Compensation Expense Recognized for Share-Based Awards

Compensation expense recognized for share-based awards was as follow:

	Years ended December 31,
Share-based compensation expenses	2023	2024	2025
—Share options(i)	83,863,299	19,143,702	13,017,728
—Restricted Shares(ii)	-	-	13,428,963
—Warrant (iii)	-	-	191,886,240
Total	83,863,299	19,143,702	218,332,931

(i) Share Options

(ii) Restricted shares

(iii) 2025 Warrant Program

Schedule of Share-Based Compensation Activities of Share Options

A summary of the share options for the years ended December 31, 2024 and 2025 is presented below:

	Number of shares*	Weighted average exercise price	Weighted average grant- date/modification date fair value	Weighted remaining contractual years	Aggregate intrinsic value
		US$	US$		US$
Outstanding at January 1, 2024	73,029	114.0000	213.0000	7.61	15,564,202
Cancelled	(6,792)	292.0000	142.0000

Outstanding at December 31, 2024	66,237	95.7477	220.2804	7.02	14,590,713

Granted	617,072	5.0675	2.8223	9.19	1,741,572
Forfeited	(3,819)	39.9975	15.8339
Outstanding at December 31, 2025	679,490	13.7107	23.9471	8.94	16,271,816
Vested and expected to vest as of December 31, 2025	679,490	13.7107	23.9471	8.94	16,271,816
Exercisable as of December 31, 2025	424,298	10.2627	31.8858	8.83	13,529,114

*	The number of shares was adjusted retroactively for all periods presented to reflect the 1:25 reverse stock split change which took effect in April, 2025.

Schedule of Fair Values of the Options Granted are Estimated

The Company did not grant any options in 2024 and the fair values of the options granted in 2025 are estimated on the dates of grant using the binomial option pricing model with the following assumptions used:

For the Years Ended December 31,
	2024	2025
Risk-free rate of return	-	4.06%-4.43%
Volatility	-	48%-49%
Expected dividend yield	-	-
Exercise multiple	-	2.2-2.8
Fair value of underlying ordinary share	-	US$1.85-US$13.00
Expected terms	-	10 years

The Company did not grant any warrants in 2024 and the fair values of the warrants granted in 2025 are estimated on the dates of grant using the black scholes pricing model with the following assumptions used:

For the Years Ended December 31,
	2024	2025
Risk-free rate of return	-	4.2%-4.4%
Volatility	-	47%-58%
Expected dividend yield	-	-
Black Scholes value	-	1.95-10.91
Fair value of underlying ordinary share	-	US$2.05-US$11.01
Expected terms	-	10 years

Schedule of Restricted Shares Activity

A summary of the Restricted Shares activity for the years ended December 31, 2024 and 2025 is presented below:

Number of Restricted Shares
Outstanding as of January 1, 2024	-
Granted	-
Forfeited	-
Vested	-
Outstanding as of December 31, 2024	-
Granted	814,439
Forfeited	-
Vested	-
Outstanding as of December 31, 2025	814,439